SUBSEQUENT EVENTS (Details Narrative) - USD ($)		3 Months Ended	7 Months Ended
	Jul. 25, 2024	Dec. 31, 2023	Jul. 25, 2024	Feb. 12, 2025	Jan. 31, 2025	Jan. 15, 2025	Dec. 31, 2024	Sep. 30, 2024	Apr. 18, 2024	Oct. 31, 2023	Mar. 31, 2023	Sep. 17, 2021
Subsequent Event [Line Items]
Common Stock, par value		$ 0.0001					$ 0.0001	$ 0.0001				$ 0.0001
Xtribe PLC [Member]
Subsequent Event [Line Items]
Promissory note										$ 520,000	$ 125,000
Total advance from sponsor		$ 418,000
Sponsor [Member] | Xtribe PLC [Member]
Subsequent Event [Line Items]
Promissory note									$ 303,000	$ 520,000	$ 125,000
Total advance from sponsor		$ 418,000
Promissory note									288,750
Subsequent Event [Member] | Xtribe PLC [Member]
Subsequent Event [Line Items]
Promissory note									303,000
Promissory note									$ 1,336,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Xtribe PLC [Member]
Subsequent Event [Line Items]
Payments for advance	$ 2,456,056		$ 2,456,056
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Promissory note					$ 1,000,000
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Promissory note					$ 1,000,000
Fifth Extension Note [Member] | Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Promissory note				$ 30,000		$ 30,000
Common Stock, par value				$ 0.0001